UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 640 Plaza Drive
         Suite 160
         Highlands Ranch, CO  80129

13F File Number:  028-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

 /s/     Chad S. Christensen     Highlands Ranch, CO/USA     August 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $146,449 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      600    11400 SH       SOLE                    11400        0        0
AVX CORP NEW                   COM              002444107     1970   129296 SH       SOLE                   129296        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     9985       86 SH       SOLE                       86        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    22360   288931 SH       SOLE                   288931        0        0
CHUBB CORP                     COM              171232101      818    13064 SH       SOLE                    13064        0        0
CIGNA CORP                     COM              125509109      255     4959 SH       SOLE                     4959        0        0
CNA FINL CORP                  COM              126117100     1124    38680 SH       SOLE                    38680        0        0
COCA COLA CO                   COM              191216100     2409    35800 SH       SOLE                    35800        0        0
CONOCOPHILLIPS                 COM              20825C104      278     3700 SH       SOLE                     3700        0        0
COSTCO WHSL CORP NEW           COM              22160K105     1704    20977 SH       SOLE                    20977        0        0
EXXON MOBIL CORP               COM              30231G102    22878   281130 SH       SOLE                   281130        0        0
GANNETT INC                    COM              364730101      299    20911 SH       SOLE                    20911        0        0
GENERAL ELECTRIC CO            COM              369604103     5987   317420 SH       SOLE                   317420        0        0
INTEL CORP                     COM              458140100     6435   290393 SH       SOLE                   290393        0        0
JOHNSON & JOHNSON              COM              478160104     3591    53980 SH       SOLE                    53980        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     4303   272345 SH       SOLE                   272345        0        0
LEUCADIA NATL CORP             COM              527288104     1456    42700 SH       SOLE                    42700        0        0
MERCK & CO INC NEW             COM              58933Y105     4861   137754 SH       SOLE                   137754        0        0
MERCURY GENL CORP NEW          COM              589400100    16409   415523 SH       SOLE                   415523        0        0
MICROSOFT CORP                 COM              594918104     7341   282360 SH       SOLE                   282360        0        0
NEWMONT MINING CORP            COM              651639106     7493   138832 SH       SOLE                   138832        0        0
PEPSICO INC                    COM              713448108      264     3755 SH       SOLE                     3755        0        0
PFIZER INC                     COM              717081103      843    40904 SH       SOLE                    40904        0        0
PHILIP MORRIS INTL INC         COM              718172109     2273    34046 SH       SOLE                    34046        0        0
PROCTER & GAMBLE CO            COM              742718109      489     7699 SH       SOLE                     7699        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      927    13036 SH       SOLE                    13036        0        0
SANOFI                         SPONSORED ADR    80105N105     3350    83390 SH       SOLE                    83390        0        0
STATOIL ASA                    SPONSORED ADR    85771P102     2848   111905 SH       SOLE                   111905        0        0
TARGET CORP                    COM              87612E106      931    19850 SH       SOLE                    19850        0        0
TELLABS INC                    COM              879664100     1333   289055 SH       SOLE                   289055        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1401    24000 SH       SOLE                    24000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102     1513    48891 SH       SOLE                    48891        0        0
VICAL INC                      COM              925602104     1697   411921 SH       SOLE                   411921        0        0
WAL MART STORES INC            COM              931142103      797    15000 SH       SOLE                    15000        0        0
WASHINGTON FED INC             COM              938824109     3687   224430 SH       SOLE                   224430        0        0
WHITE MTNS INS GROUP LTD       COM              G9618E107     1540     3666 SH       SOLE                     3666        0        0